UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash Fund Annual report for the year ended October 31, 2022

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment for periods ended September 30, 2022 (the most recent calendar quarter-end):

	1 year	Lifetime (since 2/22/19)

Class M shares	0.76%	0.91%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of November 30, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 3.94%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolio

13	Financial statements

23	Board of trustees and other officers

Fellow investors:

The Capital Group Central Cash Fund returned 1.01% for its fiscal year ended October 31, 2022. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper Institutional Money Market Funds Average*, generated returns of 1.39% and 0.84%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.94% as of November 30, 2022. The fund made dividend distributions during the past year totaling about $1.02 a share.

The fund manages cash balances for the American Funds and other funds, investment vehicles and accounts advised by Capital Group affiliates. Its investment objective is to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV).

Market overview

The fund’s fiscal year was marked by surging inflation that prompted the U.S. Federal Reserve to abandon the accommodative monetary policy it had implemented in response to the COVID-19 pandemic. The Fed raised rates five times, driving the federal funds rate target to 3.00%–3.25%, up 300 basis points (bps). In turn, the yield on the 3-month U.S. Treasury bill surged by more than 400 bps to 4.08% as markets priced in additional rate hikes. Inflation remained elevated, with the U.S. Consumer Price Index peaking in June at 9.1% — the highest level since 1981. Higher prices for energy, shelter and food drove much of the increase.

Sharply rising interest rates contributed to broad declines in global equity and fixed income markets. Key parts of the U.S. Treasury yield curve inverted — often a harbinger of recession — as yields on short-dated Treasury securities rose more than those on longer-dated instruments. The 10-year Treasury yield rose 249 bps to 4.05%.

*

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic and averages may have few funds, especially over the fund’s lifetime. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

The pandemic-era fiscal and monetary policy that flooded the U.S. economy with cash was a significant driver of higher inflation. Much of that cash found its way into the Fed’s overnight reverse repurchase facility (RRP), under which the Fed sells Treasury securities and agrees to repurchase them at a slightly higher rate the next day. With the Fed paying RRP participants 5 bps above the federal funds lower bound, usage of the RRP grew by about $800 billion to nearly $2.3 trillion during the fiscal year. Eligible investors flocked to the safety of the RRP for its competitive rate and short tenor.

The fund made ample use of the facility, with its allocation to repos more than doubling to nearly 40% of the fund. This allocation enabled portfolio managers’ cash allocations to realize the benefit of Fed rate hikes sooner and pass them along to fund shareholders. Each rate hike was immediately reflected in the Fed’s overnight rate on reverse repos, which rose to 3.05% from near zero at the start of the fund’s fiscal year. Alongside the increase in exposure to the RRP, the fund’s investments in short-dated U.S. Treasury securities fell to the low single digits from about 20%.

The fund’s portfolio

As of October 31, 99.48% of the fund’s net assets were invested in government or corporate securities. Repurchase agreements backed by eligible government securities accounted for the fund’s largest allocation, at 39.56%. Commercial paper was the next largest allocation, at 31.27% (including 6.69% of the fund that is allocated to bills and notes of governments and government agencies outside the U.S., which we classify as commercial paper). The next largest category was federal agency bills and notes, which accounted for 24.40% of the fund. Short-term U.S. Treasury securities totaled 3.11% and longer term U.S. Treasury bonds and notes made up 1.14% of the fund.

We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin
President

December 16, 2022

Capital Group Central Cash Fund	2

Investment portfolio October 31, 2022

Percent of net assets
Short-term securities:
Repurchase agreements	39.56%
Commercial paper	31.27
Federal agency bills & notes	24.40
U.S. Treasury bills	3.11
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	1.14
Other assets less liabilities	.52
100.00%

Short-term securities 98.34%		Principal amount (000)		Value (000)
Repurchase agreements 39.56%
Overnight repurchase agreements*		USD	73,100,000	$73,100,000

	Weighted average yield at acquisition
Commercial paper 31.27%
ADP Tax Services, Inc. 11/1/2022[1]	3.050%		500,000	499,958
ADP Tax Services, Inc. 11/2/2022[1]	3.070		200,000	199,966
Amazon.com, Inc. 11/1/2022[1]	2.530		200,000	199,983
Amazon.com, Inc. 11/3/2022[1]	2.300		150,000	149,960
Amazon.com, Inc. 11/4/2022[1]	2.305		100,000	99,964
Amazon.com, Inc. 11/7/2022[1]	2.600		100,000	99,933
Amazon.com, Inc. 11/8/2022[1]	2.350		50,000	49,961
Amazon.com, Inc. 11/9/2022[1]	2.410		150,000	149,869
Amazon.com, Inc. 11/17/2022[1]	3.405		200,000	199,663
Amazon.com, Inc. 12/6/2022[1]	3.060		50,000	49,814
Amazon.com, Inc. 12/14/2022[1]	3.560		125,000	124,423
Amazon.com, Inc. 12/15/2022[1]	3.553		231,500	230,406
Amazon.com, Inc. 12/16/2022[1]	3.650		355,000	353,282
Amazon.com, Inc. 12/19/2022[1]	3.680		100,000	99,481
Apple, Inc. 11/2/2022[1]	3.050		80,000	79,986
Apple, Inc. 11/9/2022[1]	3.100		100,000	99,913
Apple, Inc. 11/22/2022[1]	3.350		100,000	99,779
Apple, Inc. 12/14/2022[1]	3.655		294,000	292,650
Atlantic Asset Securitization, LLC 11/1/2022[1]	3.060		100,000	99,991
Atlantic Asset Securitization, LLC 11/14/2022[1]	3.650		50,000	49,929
Atlantic Asset Securitization, LLC 11/15/2022[1]	3.370		7,700	7,688
Atlantic Asset Securitization, LLC 11/17/2022[1]	2.900		30,227	30,175
Atlantic Asset Securitization, LLC 11/18/2022[1]	3.304		125,000	124,773
Atlantic Asset Securitization, LLC 12/19/2022[1]	3.600		25,000	24,867
Atlantic Asset Securitization, LLC 12/28/2022[1]	3.700		42,960	42,684
Atlantic Asset Securitization, LLC 1/17/2023[1]	4.283		84,000	83,202
Australia & New Zealand Banking Group, Ltd. 11/10/2022[1]	2.769		192,000	191,816
Australia & New Zealand Banking Group, Ltd. 12/28/2022[1]	3.593		560,300	556,786
Australia & New Zealand Banking Group, Ltd. 12/30/2022[1]	3.561		90,000	89,414
Australia & New Zealand Banking Group, Ltd. 1/6/2023[1]	3.710		150,000	148,876
Australia & New Zealand Banking Group, Ltd. 1/19/2023[1]	4.253		175,000	173,351
Australia & New Zealand Banking Group, Ltd. 1/20/2023[1]	4.283		100,000	99,042
Australia & New Zealand Banking Group, Ltd. 1/24/2023[1]	4.305		100,000	98,980
Australia & New Zealand Banking Group, Ltd. 2/6/2023[1]	3.968		400,000	395,176
Bank of Montreal 11/3/2022[1]	2.650		250,000	249,933
Bank of Montreal 11/10/2022[1]	3.240		300,000	299,709
Bank of Montreal 11/17/2022[1]	3.380		50,000	49,916
Bank of Montreal 11/28/2022[1]	3.700		250,000	249,284
Bank of Montreal 12/5/2022[1]	3.000		50,000	49,819
Bank of Montreal 1/3/2023[1]	3.710		350,000	347,571
Bank of Montreal 1/4/2023[1]	3.730		50,000	49,647
Bank of Montreal 1/11/2023[1]	3.980		50,000	49,604

Capital Group Central Cash Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Bank of Montreal 1/17/2023[1]	4.130%	USD	300,000	$297,395
Bank of Montreal 1/18/2023[1]	4.140		100,000	99,119
Bank of Nova Scotia 11/14/2022[1]	2.050		150,000	149,796
Banque et Caisse d’Epargne de L’Etat 11/1/2022	1.840		75,000	74,994
Banque et Caisse d’Epargne de L’Etat 11/9/2022	2.540		115,000	114,900
Banque et Caisse d’Epargne de L’Etat 12/1/2022	2.870		75,000	74,760
BNG Bank NV 11/1/2022[1]	3.073		150,000	149,987
BNG Bank NV 11/2/2022[1]	3.002		50,000	49,991
BNG Bank NV 11/3/2022[1]	3.060		50,000	49,987
BNG Bank NV 11/4/2022[1]	3.152		325,000	324,882
BNG Bank NV 11/7/2022[1]	3.220		50,000	49,966
BNG Bank NV 11/8/2022[1]	3.270		150,000	149,884
BNG Bank NV 11/15/2022[1]	3.520		100,000	99,852
BNG Bank NV 11/16/2022[1]	3.550		100,000	99,842
BNG Bank NV 11/18/2022[1]	3.640		300,000	299,464
BNG Bank NV 11/21/2022[1]	3.296		250,000	249,474
BNG Bank NV 11/28/2022[1]	3.404		50,000	49,857
BNG Bank NV 12/20/2022[1]	3.600		100,000	99,462
BNG Bank NV 12/21/2022[1]	3.602		200,000	198,901
BNP Paribas, New York Branch 11/1/2022[1]	3.050		50,000	49,996
BNP Paribas, New York Branch 11/4/2022[1]	2.700		100,000	99,964
BNP Paribas, New York Branch 11/9/2022[1]	2.760		75,000	74,935
BNP Paribas, New York Branch 12/22/2022[1]	3.560		50,000	49,724
BNP Paribas, New York Branch 2/1/2023[1]	4.100		225,000	222,484
BNP Paribas, New York Branch 2/6/2023[1]	4.020		150,000	148,218
BNP Paribas, New York Branch 2/21/2023	4.570		75,000	73,946
BNP Paribas, New York Branch 2/27/2023[1]	4.510		100,000	98,506
British Columbia (Province of) 12/1/2022	3.140		20,650	20,584
CAFCO, LLC 11/3/2022[1]	2.900		50,000	49,987
CAFCO, LLC 11/15/2022[1]	3.750		100,000	99,844
CAFCO, LLC 12/5/2022[1]	3.070		50,000	49,815
CAFCO, LLC 12/8/2022[1]	3.120		25,000	24,899
CAFCO, LLC 12/9/2022[1]	3.850		50,000	49,792
CAFCO, LLC 12/19/2022[1]	3.900		50,000	49,733
CAFCO, LLC 1/11/2023[1]	3.900		50,000	49,574
CAFCO, LLC 1/17/2023[1]	4.330		100,000	99,051
Canadian Imperial Bank of Commerce 11/9/2022[1]	1.960		150,000	149,872
Canadian Imperial Bank of Commerce 11/18/2022[1]	2.070		100,000	99,827
Canadian Imperial Bank of Commerce 12/28/2022[1]	2.820		300,000	298,189
Chariot Funding, LLC 11/2/2022[1]	2.700		25,000	24,996
Chariot Funding, LLC 11/21/2022[1]	2.850		35,000	34,925
Chariot Funding, LLC 1/3/2023[1]	3.880		50,000	49,632
Chariot Funding, LLC 1/4/2023[1]	3.920		50,000	49,625
Chariot Funding, LLC 1/9/2023[1]	3.900		50,000	49,586
Chariot Funding, LLC 1/23/2023[1]	4.400		95,000	93,993
CHARTA, LLC 11/2/2022[1]	2.900		50,000	49,991
CHARTA, LLC 11/16/2022[1]	3.200		90,000	89,856
CHARTA, LLC 12/9/2022[1]	3.120		25,000	24,896
CHARTA, LLC 1/11/2023[1]	3.900		69,320	68,728
Coca-Cola Co. 11/2/2022[1]	2.833		429,700	429,626
Coca-Cola Co. 11/8/2022[1]	3.070		95,184	95,111
Commonwealth Bank of Australia 1/11/2023[1]	3.566		250,000	247,962
Commonwealth Bank of Australia 1/12/2023[1]	3.568		250,000	247,926
Coöperatieve Rabobank U.A. 11/3/2022	3.050		225,000	224,941
Coöperatieve Rabobank U.A. 11/4/2022	3.090		100,000	99,964
Coöperatieve Rabobank U.A. 11/9/2022	3.210		250,000	249,784
Coöperatieve Rabobank U.A. 11/10/2022	3.230		250,000	249,760
Coöperatieve Rabobank U.A. 11/14/2022	3.440		200,000	199,727
Coöperatieve Rabobank U.A. 11/16/2022	3.420		250,000	249,608
Coöperatieve Rabobank U.A. 11/17/2022	3.435		75,000	74,875
Coöperatieve Rabobank U.A. 11/18/2022	3.450		250,000	249,556
CRC Funding, LLC 11/3/2022[1]	3.070		75,000	74,980
CRC Funding, LLC 11/9/2022[1]	3.300		16,715	16,700
CRC Funding, LLC 11/15/2022[1]	3.450		50,000	49,925
CRC Funding, LLC 11/17/2022[1]	3.750		100,000	99,823
CRC Funding, LLC 12/19/2022[1]	3.900		50,000	49,732

Capital Group Central Cash Fund	4

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Crédit Agricole Corporate and Investment Bank, New York Branch 11/1/2022	3.054%	USD	258,000	$257,978
Crédit Agricole Corporate and Investment Bank, New York Branch 11/9/2022	2.858		125,000	124,892
Crédit Agricole Corporate and Investment Bank, New York Branch 11/15/2022	2.890		100,000	99,853
Crédit Agricole Corporate and Investment Bank, New York Branch 11/22/2022	3.350		100,000	99,780
Crédit Agricole Corporate and Investment Bank, New York Branch 11/23/2022	3.020		85,000	84,804
Crédit Agricole Corporate and Investment Bank, New York Branch 12/12/2022	3.630		175,000	174,225
Crédit Agricole Corporate and Investment Bank, New York Branch 12/15/2022	3.950		100,000	99,522
DBS Bank, Ltd 11/10/2022[1]	2.850		122,500	122,381
DBS Bank, Ltd 11/14/2022[1]	2.860		100,000	99,862
DBS Bank, Ltd 11/15/2022[1]	2.868		100,000	99,852
DBS Bank, Ltd 11/23/2022[1]	3.054		246,000	245,431
DBS Bank, Ltd 12/22/2022[1]	3.590		150,000	149,157
DBS Bank, Ltd 12/27/2022[1]	3.622		165,000	163,966
DBS Bank, Ltd. 11/3/2022[1]	2.873		50,000	49,987
DBS Bank, Ltd. 12/14/2022[1]	3.481		245,000	243,864
DNB Bank ASA 11/8/2022[1]	2.885		200,000	199,851
DNB Bank ASA 2/24/2023[1]	4.315		250,000	246,402
Eli Lilly and Co. 12/7/2022[1]	3.020		200,000	199,227
EssilorLuxottica 11/7/2022[1]	3.143		100,000	99,933
EssilorLuxottica 12/1/2022[1]	3.465		32,500	32,397
Estée Lauder Companies, Inc. 11/3/2022[1]	2.671		73,500	73,480
Export Development Canada 11/3/2022	2.600		50,000	49,987
Export Development Canada 11/8/2022	2.720		37,200	37,171
Export Development Canada 11/9/2022	2.900		100,000	99,913
Export Development Canada 11/21/2022	3.010		100,000	99,790
Export Development Canada 11/23/2022	3.408		142,500	142,171
Export Development Canada 11/28/2022	3.550		25,000	24,929
Export Development Canada 11/29/2022	3.180		50,000	49,852
Export Development Canada 12/5/2022	3.580		5,000	4,982
Export Development Canada 12/7/2022	3.826		130,200	129,697
Export Development Canada 12/8/2022	3.900		100,000	99,602
Export Development Canada 1/5/2023	4.030		70,000	69,483
Export Development Canada 1/18/2023	4.100		135,000	133,761
Export Development Canada 1/25/2023	4.250		50,000	49,490
Export Development Canada 1/27/2023	4.350		75,000	74,203
ExxonMobil Corp. 11/3/2022	3.060		100,000	99,974
Fairway Finance Company, LLC 11/15/2022[1]	3.174		100,000	99,851
Fairway Finance Company, LLC 11/29/2022[1]	3.400		47,300	47,156
Fairway Finance Company, LLC 12/13/2022[1]	3.150		30,000	29,860
FMS Wertmanagement 11/2/2022[1]	2.553		100,000	99,983
Gotham Funding Corp. 11/9/2022[1]	2.854		181,500	181,341
Gotham Funding Corp. 12/1/2022[1]	3.050		50,000	49,838
Gotham Funding Corp. 12/8/2022[1]	3.505		126,650	126,137
Gotham Funding Corp. 12/23/2022[1]	3.660		30,000	29,823
Gotham Funding Corp. 1/5/2023[1]	3.980		100,000	99,222
Gotham Funding Corp. 1/11/2023[1]	4.181		175,000	173,470
Gotham Funding Corp. 1/20/2023[1]	4.560		50,000	49,487
Gotham Funding Corp. 1/23/2023[1]	4.545		172,000	170,143
Henkel of America, Inc. 11/15/2022[1]	2.720		50,000	49,926
Hydro-Québec 11/14/2022[1]	3.360		100,000	99,864
Hydro-Québec 11/17/2022[1]	3.436		114,100	113,910
Hydro-Québec 11/18/2022[1]	3.480		100,000	99,823
ING (U.S.) Funding, LLC 11/4/2022[1]	2.740		100,000	99,964
ING (U.S.) Funding, LLC 11/21/2022[1]	2.920		300,000	299,367
ING (U.S.) Funding, LLC 11/22/2022[1]	3.110		200,000	199,557
ING (U.S.) Funding, LLC 11/23/2022[1]	3.320		35,300	35,218
ING (U.S.) Funding, LLC 11/25/2022[1]	3.323		215,000	214,456
ING (U.S.) Funding, LLC 12/5/2022[1]	2.980		150,000	149,458
ING (U.S.) Funding, LLC 12/19/2022[1]	3.450		250,000	248,684

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
ING (U.S.) Funding, LLC 12/23/2022[1]	3.550%	USD	400,000	$397,682
ING (U.S.) Funding, LLC 2/1/2023[1]	4.500		50,000	49,430
Intel Corp. 1/18/2023[1]	4.200		200,000	198,187
Intel Corp. 1/24/2023[1]	4.175		320,000	316,836
Intel Corp. 1/25/2023[1]	4.200		315,000	311,841
International Bank for Reconstruction and Development 11/7/2022	3.100		200,000	199,877
International Bank for Reconstruction and Development 12/19/2022	3.566		650,000	646,713
International Bank for Reconstruction and Development 12/20/2022	3.500		200,000	198,968
International Bank for Reconstruction and Development 1/3/2023	3.810		400,000	397,285
International Bank for Reconstruction and Development 1/9/2023	3.900		200,000	198,458
Johnson & Johnson 11/14/2022[1]	1.600		50,000	49,932
Johnson & Johnson 12/1/2022[1]	2.665		200,000	199,367
Johnson & Johnson 12/15/2022[1]	3.471		197,000	196,069
KfW 11/2/2022[1]	2.700		200,000	199,972
KfW 11/14/2022[1]	2.971		150,000	149,828
KfW 11/16/2022[1]	2.779		50,000	49,933
KfW 11/18/2022[1]	3.209		75,000	74,887
KfW 12/8/2022[1]	3.350		23,000	22,918
KfW 12/14/2022[1]	3.412		100,000	99,583
KfW 12/16/2022[1]	3.450		65,000	64,715
KfW 12/21/2022[1]	3.600		61,750	61,442
Komatsu Finance America, Inc. 11/8/2022[1]	2.910		101,000	100,922
Komatsu Finance America, Inc. 11/15/2022[1]	3.530		87,400	87,271
Komatsu Finance America, Inc. 11/23/2022[1]	3.616		78,400	78,218
Liberty Street Funding, LLC 11/2/2022[1]	2.800		50,000	49,991
Liberty Street Funding, LLC 11/8/2022[1]	2.900		50,000	49,961
Liberty Street Funding, LLC 11/15/2022[1]	2.950		50,000	49,925
Liberty Street Funding, LLC 11/28/2022[1]	3.050		100,000	99,709
Liberty Street Funding, LLC 11/29/2022[1]	3.050		175,000	174,471
Liberty Street Funding, LLC 11/30/2022[1]	3.050		125,000	124,608
Liberty Street Funding, LLC 12/1/2022[1]	3.050		50,000	49,838
Liberty Street Funding, LLC 12/6/2022[1]	3.100		100,000	99,618
Liberty Street Funding, LLC 12/12/2022[1]	3.250		100,000	99,549
Liberty Street Funding, LLC 12/13/2022[1]	3.250		50,000	49,768
Liberty Street Funding, LLC 12/15/2022[1]	3.494		180,000	179,124
Liberty Street Funding, LLC 12/22/2022[1]	3.700		100,000	99,425
Liberty Street Funding, LLC 12/27/2022[1]	3.650		50,000	49,680
Liberty Street Funding, LLC 1/3/2023[1]	3.800		50,000	49,630
Liberty Street Funding, LLC 1/5/2023[1]	3.920		50,000	49,614
Liberty Street Funding, LLC 1/6/2023[1]	3.900		100,000	99,212
Liberty Street Funding, LLC 1/9/2023[1]	4.020		50,000	49,582
Liberty Street Funding, LLC 1/10/2023[1]	4.060		50,000	49,574
Liberty Street Funding, LLC 1/11/2023[1]	4.200		50,000	49,565
Liberty Street Funding, LLC 1/18/2023[1]	3.920		100,000	99,011
Liberty Street Funding, LLC 1/19/2023[1]	4.500		50,000	49,497
Liberty Street Funding, LLC 1/23/2023[1]	4.540		50,000	49,461
Linde, Inc. 11/8/2022	3.090		67,900	67,848
Linde, Inc. 11/9/2022	3.110		6,550	6,544
Linde, Inc. 11/16/2022	3.283		100,000	99,842
Linde, Inc. 11/17/2022	3.405		50,000	49,916
Linde, Inc. 12/5/2022	3.530		75,000	74,731
Linde, Inc. 12/19/2022	3.598		243,400	242,140
Linde, Inc. 2/1/2023	4.150		62,500	61,830
LMA-Americas, LLC 11/3/2022[1]	2.894		6,650	6,648
LMA-Americas, LLC 11/10/2022[1]	2.880		76,815	76,739
LMA-Americas, LLC 11/14/2022[1]	3.370		39,000	38,945
LMA-Americas, LLC 11/23/2022[1]	3.546		50,000	49,881
LMA-Americas, LLC 1/3/2023[1]	3.950		48,660	48,291
LMA-Americas, LLC 1/13/2023[1]	3.950		40,000	39,637
LMA-Americas, LLC 1/19/2023[1]	4.560		75,000	74,250
LMA-Americas, LLC 1/26/2023[1]	4.537		40,000	39,561
LMA-Americas, LLC 1/31/2023[1]	4.600		80,000	79,046
L’Oréal USA, Inc. 11/14/2022[1]	3.100		28,225	28,186
L’Oréal USA, Inc. 11/16/2022[1]	3.160		2,250	2,246
L’Oréal USA, Inc. 11/18/2022[1]	3.048		100,000	99,821
L’Oréal USA, Inc. 11/21/2022[1]	3.198		175,000	174,631

Capital Group Central Cash Fund	6

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
L’Oréal USA, Inc. 11/22/2022[1]	3.218%	USD	150,000	$149,667
L’Oréal USA, Inc. 11/28/2022[1]	3.477		80,120	79,890
L’Oréal USA, Inc. 11/29/2022[1]	3.257		150,000	149,552
L’Oréal USA, Inc. 11/30/2022[1]	3.286		200,000	199,381
LVMH Moët Hennessy Louis Vuitton, Inc. 11/8/2022[1]	2.750		45,000	44,965
LVMH Moët Hennessy Louis Vuitton, Inc. 11/10/2022[1]	2.651		146,000	145,856
LVMH Moët Hennessy Louis Vuitton, Inc. 11/29/2022[1]	2.967		50,000	49,847
LVMH Moët Hennessy Louis Vuitton, Inc. 12/2/2022[1]	2.826		80,000	79,729
LVMH Moët Hennessy Louis Vuitton, Inc. 12/15/2022[1]	3.072		48,400	48,168
LVMH Moët Hennessy Louis Vuitton, Inc. 12/22/2022[1]	3.551		210,000	208,801
LVMH Moët Hennessy Louis Vuitton, Inc. 12/23/2022[1]	3.550		59,750	59,401
LVMH Moët Hennessy Louis Vuitton, Inc. 1/13/2023[1]	3.900		50,000	49,569
LVMH Moët Hennessy Louis Vuitton, Inc. 1/18/2023[1]	4.050		75,000	74,303
LVMH Moët Hennessy Louis Vuitton, Inc. 1/18/2023[1]	4.050		40,000	39,628
LVMH Moët Hennessy Louis Vuitton, Inc. 1/20/2023[1]	4.076		89,000	88,149
LVMH Moët Hennessy Louis Vuitton, Inc. 2/3/2023[1]	4.170		69,500	68,704
Manhattan Asset Funding Company, LLC 11/2/2022[1]	2.750		20,550	20,546
Manhattan Asset Funding Company, LLC 11/3/2022[1]	2.930		74,992	74,972
Manhattan Asset Funding Company, LLC 11/7/2022[1]	3.190		50,000	49,966
Manhattan Asset Funding Company, LLC 11/9/2022[1]	3.197		100,000	99,912
Manhattan Asset Funding Company, LLC 11/14/2022[1]	3.182		80,000	79,889
Manhattan Asset Funding Company, LLC 11/22/2022[1]	2.920		25,000	24,944
Manhattan Asset Funding Company, LLC 12/9/2022[1]	3.150		75,000	74,688
Manhattan Asset Funding Company, LLC 12/12/2022[1]	3.430		50,000	49,774
Manhattan Asset Funding Company, LLC 12/14/2022[1]	3.430		50,000	49,763
Manhattan Asset Funding Company, LLC 12/15/2022[1]	3.650		60,000	59,708
Manhattan Asset Funding Company, LLC 12/19/2022[1]	3.650		35,625	35,434
Manhattan Asset Funding Company, LLC 12/20/2022[1]	3.650		47,170	46,912
Manhattan Asset Funding Company, LLC 1/12/2023[1]	4.210		100,000	99,130
Manhattan Asset Funding Company, LLC 1/23/2023[1]	4.270		50,000	49,474
Manhattan Asset Funding Company, LLC 1/24/2023[1]	4.270		50,000	49,465
Manhattan Asset Funding Company, LLC 1/25/2023[1]	4.550		50,000	49,456
Manhattan Asset Funding Company, LLC 2/3/2023[1]	4.570		50,000	49,397
Mizuho Bank, Ltd. 11/1/2022[1]	3.125		200,000	199,983
Mizuho Bank, Ltd. 11/2/2022[1]	2.876		405,000	404,930
Mizuho Bank, Ltd. 11/3/2022[1]	3.117		225,000	224,940
Mizuho Bank, Ltd. 11/4/2022[1]	2.825		150,000	149,946
Mizuho Bank, Ltd. 11/8/2022[1]	2.875		100,000	99,924
Mizuho Bank, Ltd. 11/9/2022[1]	2.870		150,000	149,871
Mizuho Bank, Ltd. 11/22/2022[1]	2.910		50,000	49,890
Mizuho Bank, Ltd. 12/1/2022[1]	3.035		34,900	34,789
Mizuho Bank, Ltd. 12/6/2022[1]	3.075		125,000	124,534
Mizuho Bank, Ltd. 1/25/2023[1]	4.360		250,000	247,404
Mizuho Bank, Ltd. 2/9/2023[1]	4.440		50,000	49,374
Nederlandse Waterschapsbank NV 11/3/2022[1]	2.612		50,000	49,987
Nederlandse Waterschapsbank NV 11/8/2022[1]	2.974		300,000	299,767
Nederlandse Waterschapsbank NV 11/9/2022[1]	2.823		200,000	199,859
Nederlandse Waterschapsbank NV 11/14/2022[1]	3.370		82,500	82,389
Nederlandse Waterschapsbank NV 11/15/2022[1]	3.248		116,000	115,832
Nederlandse Waterschapsbank NV 11/16/2022[1]	3.288		72,325	72,213
Nederlandse Waterschapsbank NV 11/17/2022[1]	3.350		238,100	237,708
Nederlandse Waterschapsbank NV 11/18/2022[1]	3.450		50,000	49,913
Nederlandse Waterschapsbank NV 11/22/2022[1]	3.450		220,200	219,724
Nederlandse Waterschapsbank NV 12/5/2022[1]	3.415		250,000	249,077
Nederlandse Waterschapsbank NV 12/12/2022[1]	3.469		300,000	298,651
Nederlandse Waterschapsbank NV 12/15/2022[1]	3.483		150,000	149,272
Nederlandse Waterschapsbank NV 1/23/2023[1]	4.024		150,000	148,579
Nederlandse Waterschapsbank NV 1/24/2023[1]	4.025		150,000	148,558
Nederlandse Waterschapsbank NV 3/1/2023[1]	4.438		150,000	147,762
Nederlandse Waterschapsbank NV 3/2/2023[1]	4.414		250,000	246,261
Nordea Bank AB 11/2/2022[1]	2.655		150,000	149,974
Nordea Bank AB 11/4/2022[1]	2.360		250,000	249,910
Nordea Bank AB 11/7/2022[1]	2.360		200,000	199,868
Nordea Bank AB 11/16/2022[1]	2.715		75,000	74,883
Nordea Bank AB 11/17/2022[1]	2.715		75,000	74,876
Nordea Bank AB 1/23/2023[1]	4.250		300,000	297,050

Capital Group Central Cash Fund	7

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Nordea Bank AB 1/24/2023[1]	4.230%	USD	100,000	$99,002
Nordea Bank AB 1/26/2023[1]	4.235		200,000	197,945
Novartis Finance Corp. 11/14/2022[1]	3.380		67,800	67,707
NRW.Bank 11/1/2022[1]	2.548		75,000	74,994
NRW.Bank 11/4/2022[1]	2.622		200,000	199,929
NRW.Bank 11/7/2022[1]	3.090		350,000	349,776
NRW.Bank 11/8/2022[1]	3.102		262,960	262,767
Oesterreich Kontrollbank 11/2/2022	2.745		26,280	26,275
Oesterreich Kontrollbank 11/4/2022	2.964		260,000	259,906
Oesterreich Kontrollbank 11/18/2022	3.248		210,090	209,715
Oesterreich Kontrollbank 11/21/2022	3.257		95,300	95,099
Oesterreich Kontrollbank 11/23/2022	3.300		207,500	207,019
Oesterreich Kontrollbank 11/30/2022	2.950		56,118	55,945
Oesterreich Kontrollbank 1/11/2023	3.711		85,000	84,292
Oesterreich Kontrollbank 1/17/2023	4.020		160,604	159,133
Oesterreich Kontrollbank 1/20/2023	4.126		283,325	280,610
Old Line Funding, LLC 11/7/2022[1]	2.775		100,000	99,932
Old Line Funding, LLC 11/8/2022[1]	2.930		74,000	73,942
Old Line Funding, LLC 11/15/2022[1]	2.970		40,000	39,940
Old Line Funding, LLC 11/21/2022[1]	3.289		100,000	99,787
Old Line Funding, LLC 12/6/2022[1]	2.971		50,000	49,808
Old Line Funding, LLC 12/9/2022[1]	3.500		50,000	49,790
Old Line Funding, LLC 12/19/2022[1]	3.403		50,000	49,728
Old Line Funding, LLC 12/20/2022[1]	3.496		50,000	49,722
Old Line Funding, LLC 1/5/2023[1]	3.779		100,000	99,229
Old Line Funding, LLC 1/9/2023[1]	3.860		50,000	49,583
Old Line Funding, LLC 1/10/2023[1]	3.867		150,000	148,725
Old Line Funding, LLC 1/20/2023[1]	3.923		100,000	98,985
Old Line Funding, LLC 1/30/2023[1]	4.328		45,000	44,465
Ontario (Province of) 11/4/2022	3.100		400,000	399,855
Ontario (Province of) 11/10/2022	2.610		200,000	199,806
Ontario (Province of) 12/13/2022	2.850		50,000	49,774
Ontario (Province of) 11/1/2022	2.520		100,000	99,991
Ontario (Province of) 11/28/2022	3.535		1,100,000	1,096,864
Oversea-Chinese Banking Corp., Ltd. 11/9/2022[1]	2.848		100,000	99,914
Oversea-Chinese Banking Corp., Ltd. 11/10/2022[1]	2.849		100,000	99,904
Oversea-Chinese Banking Corp., Ltd. 11/28/2022[1]	3.376		200,000	199,429
Oversea-Chinese Banking Corp., Ltd. 11/29/2022[1]	3.376		250,000	249,258
Oversea-Chinese Banking Corp., Ltd. 1/9/2023[1]	3.809		300,000	297,598
Paccar Financial Corp. 11/1/2022	3.070		10,400	10,399
Paccar Financial Corp. 11/2/2022	3.072		37,000	36,994
Paccar Financial Corp. 11/10/2022	3.300		12,400	12,388
Paccar Financial Corp. 11/14/2022	3.370		13,000	12,982
Paccar Financial Corp. 11/22/2022	3.600		45,000	44,900
Paccar Financial Corp. 11/28/2022	3.650		20,000	19,943
Paccar Financial Corp. 11/30/2022	3.700		20,000	19,938
Procter & Gamble Co. 11/3/2022[1]	2.550		65,550	65,533
Procter & Gamble Co. 11/7/2022[1]	2.560		100,000	99,933
Procter & Gamble Co. 11/9/2022[1]	2.610		90,000	89,922
Procter & Gamble Co. 11/10/2022[1]	2.650		75,000	74,927
Procter & Gamble Co. 1/20/2023[1]	3.960		100,000	99,080
Procter & Gamble Co. 1/23/2023[1]	4.120		147,500	146,084
Procter & Gamble Co. 2/16/2023[1]	4.200		50,000	49,352
Prudential Funding, LLC 11/3/2022	3.070		50,000	49,987
Prudential Funding, LLC 11/18/2022	3.360		25,000	24,955
Québec (Province of) 11/1/2022[1]	3.100		20,000	19,998
Québec (Province of) 11/7/2022[1]	3.140		75,000	74,951
Québec (Province of) 11/9/2022[1]	3.300		50,000	49,958
Québec (Province of) 11/10/2022[1]	3.400		55,000	54,948
Québec (Province of) 11/14/2022[1]	3.360		214,000	213,715
Québec (Province of) 11/15/2022[1]	3.440		100,000	99,857
Québec (Province of) 11/21/2022[1]	3.600		200,000	199,592
Québec (Province of) 11/23/2022[1]	3.630		100,000	99,775
Québec (Province of) 11/25/2022[1]	3.600		150,000	149,632
Québec (Province of) 11/28/2022[1]	3.645		296,400	295,580
Québec (Province of) 12/15/2022[1]	3.770		150,000	149,293

Capital Group Central Cash Fund	8

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Québec (Province of) 12/22/2022[1]	3.820%	USD	100,000	$99,449
Royal Bank of Canada 12/19/2022[1]	3.000		100,000	99,472
Sanofi 12/27/2022[1]	3.629		700,000	695,675
Sanofi 12/29/2022[1]	3.636		189,650	188,432
Siemens Capital Co., LLC 11/1/2022[1]	3.050		200,000	199,983
Siemens Capital Co., LLC 11/3/2022[1]	3.050		100,000	99,974
Siemens Capital Co., LLC 11/28/2022[1]	3.636		399,025	397,887
Siemens Capital Co., LLC 1/4/2023[1]	3.800		100,000	99,287
Siemens Capital Co., LLC 1/5/2023[1]	3.850		100,000	99,275
Starbird Funding Corp. 11/1/2022[1]	3.050		200,000	199,983
Starbird Funding Corp. 11/4/2022[1]	2.800		100,000	99,964
Starbird Funding Corp. 11/8/2022[1]	2.794		200,000	199,844
Starbird Funding Corp. 11/9/2022[1]	2.910		100,000	99,912
Starbird Funding Corp. 11/29/2022[1]	3.027		50,000	49,849
Starbird Funding Corp. 12/2/2022[1]	3.120		70,000	69,765
Sumitomo Mitsui Trust Bank, Ltd. 11/9/2022[1]	2.900		100,000	99,914
Sumitomo Mitsui Trust Bank, Ltd. 11/14/2022[1]	2.910		150,000	149,796
Sumitomo Mitsui Trust Bank, Ltd. 11/15/2022[1]	3.250		350,000	349,489
Sumitomo Mitsui Trust Bank, Ltd. 12/1/2022[1]	3.810		183,350	182,748
Sumitomo Mitsui Trust Bank, Ltd. 12/2/2022[1]	3.732		210,800	210,109
Sumitomo Mitsui Trust Bank, Ltd. 12/6/2022[1]	3.080		50,000	49,814
Sumitomo Mitsui Trust Bank, Ltd. 1/5/2023[1]	3.800		150,000	148,893
Sumitomo Mitsui Trust Bank, Ltd. 1/10/2023[1]	4.020		50,000	49,591
Sumitomo Mitsui Trust Bank, Ltd. 1/17/2023[1]	4.200		35,000	34,672
Sumitomo Mitsui Trust Bank, Ltd. 1/18/2023[1]	4.240		100,000	99,044
Sumitomo Mitsui Trust Bank, Ltd. 1/30/2023[1]	4.490		150,000	148,241
Sumitomo Mitsui Trust Bank, Ltd. 2/2/2023[1]	4.380		100,000	98,788
Svenska Handelsbanken, Inc. 11/2/2022[1]	2.600		200,000	199,965
Swedish Export Credit Corp. 12/1/2022	3.464		100,000	99,682
Swedish Export Credit Corp. 1/26/2023	4.055		150,000	148,489
Target Corp. 11/7/2022[1]	3.300		55,000	54,963
Target Corp. 11/14/2022[1]	3.381		434,000	433,402
Target Corp. 11/21/2022[1]	3.550		248,000	247,477
Thunder Bay Funding, LLC 11/14/2022[1]	3.350		48,235	48,168
Thunder Bay Funding, LLC 11/21/2022[1]	3.270		62,000	61,868
Thunder Bay Funding, LLC 1/5/2023[1]	3.779		100,000	99,243
Toronto-Dominion Bank 11/14/2022[1]	3.310		400,000	399,453
Toronto-Dominion Bank 11/17/2022[1]	3.410		100,000	99,832
Toronto-Dominion Bank 11/28/2022[1]	3.350		150,000	149,568
Total Capital Canada, Ltd. 11/1/2022[1]	3.140		300,000	299,974
TotalEnergies Capital Canada, Ltd. 11/3/2022[1]	3.125		198,750	198,697
TotalEnergies Capital Canada, Ltd. 11/7/2022[1]	3.384		472,500	472,180
TotalEnergies Capital Canada, Ltd. 11/10/2022[1]	3.340		147,000	146,855
TotalEnergies Capital Canada, Ltd. 11/16/2022[1]	3.420		362,250	361,659
TotalEnergies Capital Canada, Ltd. 11/18/2022[1]	3.620		150,000	149,724
TotalEnergies Capital Canada, Ltd. 11/21/2022[1]	3.710		45,000	44,903
TotalEnergies Capital Canada, Ltd. 11/22/2022[1]	3.570		243,200	242,648
Toyota Industries Commercial Finance, Inc. 11/14/2022[1]	3.150		50,000	49,936
Toyota Industries Commercial Finance, Inc. 12/6/2022[1]	3.360		33,000	32,879
Toyota Industries Commercial Finance, Inc. 12/23/2022[1]	3.580		14,000	13,923
Toyota Industries Commercial Finance, Inc. 12/27/2022[1]	3.880		25,000	24,851
United Overseas Bank, Ltd. 11/2/2022[1]	2.820		180,250	180,218
United Overseas Bank, Ltd. 11/3/2022[1]	2.820		30,500	30,492
United Overseas Bank, Ltd. 12/8/2022[1]	3.126		100,000	99,601
United Overseas Bank, Ltd. 12/12/2022[1]	3.084		100,000	99,555
United Overseas Bank, Ltd. 12/13/2022[1]	3.086		100,000	99,543
United Overseas Bank, Ltd. 12/16/2022[1]	3.089		100,000	99,506
United Overseas Bank, Ltd. 1/3/2023[1]	4.011		50,000	49,644
United Overseas Bank, Ltd. 1/5/2023[1]	3.700		200,000	198,426
United Overseas Bank, Ltd. 1/13/2023[1]	4.042		50,000	49,555
United Overseas Bank, Ltd. 1/17/2023[1]	4.053		100,000	99,058
United Overseas Bank, Ltd. 1/18/2023[1]	4.006		100,000	99,045
United Overseas Bank, Ltd. 1/25/2023[1]	4.171		200,000	197,904
United Overseas Bank, Ltd. 1/26/2023[1]	4.164		150,000	148,408
United Overseas Bank, Ltd. 1/31/2023[1]	4.314		325,000	321,336
Victory Receivables Corp. 11/1/2022[1]	2.843		195,000	194,983

Capital Group Central Cash Fund	9

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Victory Receivables Corp. 11/4/2022[1]	3.130%	USD	54,000	$53,980
Victory Receivables Corp. 11/7/2022[1]	2.910		50,000	49,966
Victory Receivables Corp. 11/21/2022[1]	2.916		125,000	124,733
Victory Receivables Corp. 11/22/2022[1]	2.920		75,000	74,832
Victory Receivables Corp. 12/1/2022[1]	3.070		50,000	49,837
Victory Receivables Corp. 12/14/2022[1]	3.550		75,000	74,639
Victory Receivables Corp. 12/19/2022[1]	3.610		75,000	74,592
Victory Receivables Corp. 1/9/2023[1]	4.000		75,000	74,368
Victory Receivables Corp. 1/11/2023[1]	4.200		35,000	34,694
Victory Receivables Corp. 1/13/2023[1]	4.250		70,000	69,365
Wal-Mart Stores, Inc. 11/2/2022[1]	2.980		150,000	149,974
Wal-Mart Stores, Inc. 11/7/2022[1]	3.250		26,250	26,232
Wal-Mart Stores, Inc. 11/14/2022[1]	3.464		936,000	934,712
Westpac Banking Corp. 11/1/2022[1]	2.562		25,070	25,068
				57,781,124

Federal agency bills & notes 24.40%
Discount bills & notes 23.05%
Federal Farm Credit Banks 11/2/2022	2.760		50,000	49,995
Federal Farm Credit Banks 11/4/2022	2.770		30,000	29,991
Federal Farm Credit Banks 11/8/2022	2.920		60,000	59,958
Federal Farm Credit Banks 11/9/2022	2.600		50,000	49,960
Federal Farm Credit Banks 11/10/2022	3.050		102,000	101,908
Federal Farm Credit Banks 12/9/2022	3.500		250,000	249,022
Federal Farm Credit Banks 12/19/2022	3.676		344,000	342,260
Federal Farm Credit Banks 12/21/2022	2.450		20,000	19,893
Federal Farm Credit Banks 12/23/2022	3.120		150,000	149,169
Federal Farm Credit Banks 12/27/2022	2.450		40,000	39,759
Federal Home Loan Bank 11/1/2022	2.853		1,840,000	1,840,000
Federal Home Loan Bank 11/2/2022	2.582		1,433,000	1,432,857
Federal Home Loan Bank 11/3/2022	2.510		1,150,000	1,149,771
Federal Home Loan Bank 11/4/2022	2.622		561,100	560,932
Federal Home Loan Bank 11/7/2022	2.364		1,185,300	1,184,588
Federal Home Loan Bank 11/8/2022	2.842		1,721,950	1,720,744
Federal Home Loan Bank 11/9/2022	2.931		1,610,950	1,609,661
Federal Home Loan Bank 11/10/2022	2.323		1,917,700	1,915,973
Federal Home Loan Bank 11/14/2022	3.054		624,600	623,786
Federal Home Loan Bank 11/15/2022	2.588		800,000	798,877
Federal Home Loan Bank 11/16/2022	2.859		1,950,000	1,947,059
Federal Home Loan Bank 11/17/2022	2.287		500,000	499,196
Federal Home Loan Bank 11/18/2022	2.079		1,765,800	1,762,783
Federal Home Loan Bank 11/21/2022	2.936		150,000	149,697
Federal Home Loan Bank 11/22/2022	2.890		900,000	898,091
Federal Home Loan Bank 11/23/2022	2.778		350,000	349,222
Federal Home Loan Bank 11/25/2022	2.831		415,000	413,994
Federal Home Loan Bank 11/28/2022	1.591		300,000	299,180
Federal Home Loan Bank 11/30/2022	2.122		500,000	498,533
Federal Home Loan Bank 12/1/2022	3.020		100,000	99,696
Federal Home Loan Bank 12/2/2022	2.751		801,525	799,011
Federal Home Loan Bank 12/5/2022	1.550		500,000	498,280
Federal Home Loan Bank 12/6/2022	1.528		400,000	398,566
Federal Home Loan Bank 12/7/2022	3.014		700,000	697,419
Federal Home Loan Bank 12/8/2022	2.607		1,350,000	1,344,885
Federal Home Loan Bank 12/12/2022	2.591		600,000	597,451
Federal Home Loan Bank 12/13/2022	3.500		2,053,800	2,044,862
Federal Home Loan Bank 12/14/2022	3.399		1,065,000	1,060,255
Federal Home Loan Bank 12/15/2022	3.402		725,000	721,695
Federal Home Loan Bank 12/16/2022	3.576		536,000	533,471
Federal Home Loan Bank 12/19/2022	3.746		440,000	437,786
Federal Home Loan Bank 12/20/2022	3.584		1,667,500	1,658,936
Federal Home Loan Bank 12/21/2022	3.653		2,235,109	2,223,256
Federal Home Loan Bank 12/22/2022	3.702		451,000	448,561
Federal Home Loan Bank 12/23/2022	3.550		2,598,700	2,584,370
Federal Home Loan Bank 12/28/2022	3.562		470,000	467,127

Capital Group Central Cash Fund	10

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 12/30/2022	3.492%	USD	485,750	$482,677
Federal Home Loan Bank 1/3/2023	3.706		900,000	893,923
Federal Home Loan Bank 1/4/2023	3.557		314,000	311,846
Federal Home Loan Bank 1/6/2023	3.607		200,000	198,572
Federal Home Loan Bank 1/9/2023	3.670		421,100	417,957
Federal Home Loan Bank 1/11/2023	3.665		340,000	337,363
Federal Home Loan Bank 1/12/2023	3.645		180,500	179,081
Federal Home Loan Bank 1/13/2023	3.770		600,000	595,217
Federal Home Loan Bank 1/17/2023	3.680		590,000	584,992
Federal Home Loan Bank 1/20/2023	3.740		1,236,100	1,225,098
				42,589,212

	Coupon rate
Interest bearing bills & notes 1.35%
Federal Home Loan Bank (USD-SOFR + 0.02%) 4/21/2023[2]	2.290		250,000	249,965
Federal Home Loan Bank (USD-SOFR + 0.03%) 12/5/2022[2]	2.330		150,000	150,003
Federal Home Loan Bank (USD-SOFR + 0.03%) 3/21/2023[2]	2.300		150,000	149,994
Federal Home Loan Bank (USD-SOFR + 0.04%) 12/27/2022[2]	1.570		200,000	200,008
Federal Home Loan Bank (USD-SOFR + 0.04%) 1/26/2023[2]	3.080		250,000	250,013
Federal Home Loan Bank (USD-SOFR + 0.04%) 1/30/2023[2]	3.080		200,000	200,016
Federal Home Loan Bank (USD-SOFR + 0.04%) 1/30/2023[2]	3.080		100,000	100,005
Federal Home Loan Bank (USD-SOFR + 0.04%) 3/27/2023[2]	2.300		200,000	199,996
Federal Home Loan Bank (USD-SOFR + 0.04%) 4/5/2023[2]	3.030		150,000	149,998
Federal Home Loan Bank (USD-SOFR + 0.045%) 5/23/2023[2]	2.315		150,000	149,988
Federal Home Loan Bank (USD-SOFR + 0.05%) 4/4/2023[2]	3.060		200,000	200,008
Federal Home Loan Bank (USD-SOFR + 0.055%) 3/2/2023[2]	3.105		200,000	200,000
Federal Home Loan Bank (USD-SOFR + 0.055%) 4/4/2023[2]	3.035		300,000	300,041
				2,500,035

Total federal agency bills & notes				45,089,247

	Weighted average yield at acquisition
U.S. Treasury bills 3.11%
U.S. Treasury 11/15/2022	2.553		650,000	649,239
U.S. Treasury 11/17/2022	2.515		150,000	149,811
U.S. Treasury 11/22/2022	2.596		1,450,000	1,447,209
U.S. Treasury 11/25/2022	1.497		400,000	399,127
U.S. Treasury 11/29/2022	2.559		700,000	698,051
U.S. Treasury 12/1/2022	1.932		700,000	698,002
U.S. Treasury 12/8/2022	1.743		302,600	301,534
U.S. Treasury 12/15/2022	3.163		250,000	248,937
U.S. Treasury 12/29/2022	2.449		300,000	298,158
U.S. Treasury 1/19/2023	3.878		850,000	842,632
				5,732,700

Total short-term securities (cost: $181,741,660,000)				181,703,071

Capital Group Central Cash Fund	11

Bonds, notes & other debt instruments 1.14%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 1.14%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.049%) 4.090% 1/31/2023[2]	USD	350,000	$350,270
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 4.075% 4/30/2023[2]		700,000	700,632
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.029%) 4.070% 7/31/2023[2]		834,800	835,391
U.S. Treasury (3-month U.S. Treasury Bill Yield + 3.70%) 4.078%7/31/2024[2]		225,000	224,729

Total bonds, notes & other debt instruments (cost: $2,109,745,000)			2,111,022
Total investment securities 99.48% (cost: $183,851,405,000)			183,814,093
Other assets less liabilities 0.52%			963,290

Net assets 100.00%			$184,777,383

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
JPMorgan Securities	3.05%	10/31/2022	11/1/2022	U.S. Treasury 0.125%-4.075% 2023-2027	$1,122,000	$1,100,000	$1,100,093
New York Federal Reserve	3.05	10/31/2022	11/1/2022	U.S. Treasury 1.625%-7.125% 2023-2044	71,706,075	71,700,000	71,706,075
RBC Dominion Securities	3.05	10/31/2022	11/1/2022	U.S. Treasury 0%-6.125% 2022-2032	102,000	100,000	100,008
Societe Generale Bank	3.00	10/31/2022	11/1/2022	U.S. Treasury 1.125%-2.75% 2025-2029	204,000	200,000	200,017
					$73,134,075	$73,100,000	$73,106,193

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,768,573,000, which represented 25.85% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Central Cash Fund	12

Financial statements

Statement of assets and liabilities
at October 31, 2022	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $110,751,405)		$110,714,093
Repurchase agreements (cost: $73,100,000)		73,100,000
Cash		1,609,760
Receivables for:
Sales of fund’s shares	$1,396,307
Interest	17,417	1,413,724
		186,837,577
Liabilities:
Payables for:
Purchases of investments	1,082,947
Repurchases of fund’s shares	970,687
Dividends on fund’s shares	6,230
Trustees’ deferred compensation	219
Other	111	2,060,194
Net assets at October 31, 2022		$184,777,383

Net assets consist of:
Capital paid in on shares of beneficial interest		$184,808,584
Total accumulated loss		(31,201)
Net assets at October 31, 2022		$184,777,383

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,848,085 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$184,777,383	1,848,085	$99.98

Refer to the notes to financial statements.

Capital Group Central Cash Fund	13

Financial statements (continued)

Statement of operations
for the year ended October 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest		$1,839,441
Fees and expenses:
Reports to shareholders	$11
Registration statement and prospectus	1
Trustees’ compensation	126
Auditing and legal	100
Custodian	361
Other	16	615
Net investment income		1,838,826

Net realized gain and unrealized depreciation:
Net realized gain on investments		2
Net unrealized depreciation on investments		(35,952)
Net realized gain and unrealized depreciation		(35,950)
Net increase in net assets resulting from operations		$1,802,876

Statements of changes in net assets
(dollars in thousands)

	Year ended October 31,
	2022	2021
Operations:
Net investment income	$1,838,826	$92,046
Net realized gain (loss)	2	(327)
Net unrealized depreciation	(35,952)	(5,199)
Net increase in net assets resulting from operations	1,802,876	86,520

Distributions paid or accrued to shareholders	(1,832,474)	(91,959)

Net capital share transactions	72,339,582	(8,029,779)

Total increase (decrease) in net assets	72,309,984	(8,035,218)

Net assets:
Beginning of year	112,467,399	120,502,617
End of year	$184,777,383	$112,467,399

Refer to the notes to financial statements.

Capital Group Central Cash Fund	14

Notes to financial statements

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined.

Capital Group Central Cash Fund	15

Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of October 31, 2022, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Capital Group Central Cash Fund	16

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

Capital Group Central Cash Fund	17

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of October 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$12,885
Capital loss carryforward*	(325)
Gross unrealized appreciation on investments	1,646
Gross unrealized depreciation on investments	(38,958)
Net unrealized depreciation on investments	(37,312)
Cost of investments	183,851,405

*	Reflects the utilization of capital loss carryforward of $2,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended October 31
Share class	2022	2021
Class M	$1,832,474	$91,959

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Capital Group Central Cash Fund	18

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $126,000 in the fund’s statement of operations reflects $124,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund purchased investment securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2022, the fund engaged in such purchase transactions with related funds in the amount of $74,985,000.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 2.435% to one or more CRMC-managed funds during the year ended October 31, 2022. The fund received less than $1,000 in interest income from the loan.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class M	$405,586,978	4,056,210	$1,804,186	18,045	$(335,051,582)	(3,350,797)	$72,339,582	723,458

Year ended October 31, 2021

Class M	$379,766,850	3,797,330	$91,541	916	$(387,888,170)	(3,878,543)	$(8,029,779)	(80,297)

Capital Group Central Cash Fund	19

Financial highlights

		Income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return		Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
10/31/2022	$100.00	$1.21	$(.21)	$1.00	$(1.02)	$99.98	1.01%		$184,777	—%[2]		1.21%
10/31/2021	100.01	.08	(.01)	.07	(.08)	100.00	.06		112,467	—	[2]	.08
10/31/2020	100.01	.77	.06	.83	(.83)	100.01	.83		120,503	—	[2]	.77
10/31/2019[3,4]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[5]	119,761	—	[2,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Amount less than .01%.
[3]	Based on operations for a period that is less than a full year.
[4]	Class M shares began investment operations on February 22, 2019.
[5]	Not annualized.
[6]	Annualized.

Refer to the notes to financial statements.

Capital Group Central Cash Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (constituting Capital Group Central Fund Series, referred to hereafter as the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 16, 2022

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Capital Group Central Cash Fund	21

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2022, through October 31, 2022).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,009.20	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,025.21	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2022:

Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$647,928,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

Capital Group Central Cash Fund	22

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2018	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Mary Davis Holt, 1950	2018	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2018	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2018	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 24 for footnotes.

Capital Group Central Cash Fund	23

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None
Karl J. Zeile, 1966 Trustee	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin,1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Karen Hall, 1965 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2018	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2018	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2018	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Capital Group Central Cash Fund	24

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Capital Group Central Cash Fund	25

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available on the Capital Group website (capitalgroup.com).

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CCF

Registrant:

a) Audit Fees:
Audit	2021	33,000
	2022	34,000

b) Audit-Related Fees:
	2021	None
	2022	None

c) Tax Fees:
	2021	5,000
	2022	7,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	None
	2022	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2021	None
	2022	None

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $7,000 for fiscal year 2021 and $7,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: December 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: December 30, 2022

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 30, 2022